SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.3%
	Insurance — 0.3%
	Insurance — 0.3%
[a]	Reinsurance Group of America, Inc., 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	2,300	$58,351
			58,351
	Total Preferred Stock (Cost $58,723)		58,351
	Asset Backed Securities — 8.9%
	Auto Receivables — 2.7%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	$20,005	20,223
[b]	Carvana Auto Receivables Trust, Series 2023-N3 Class B, 6.45% due 5/10/2028	4,703	4,706
	Exeter Automobile Receivables Trust, Series 2022-6A Class D, 8.03% due 4/6/2029	46,121	46,896
[b]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	48,325	48,664
[b]	Flagship Credit Auto Trust, Series 2022-1 Class C, 3.06% due 3/15/2028	7,886	7,878
	GLS Auto Receivables Issuer Trust,
[b]	Series 2022-1A Class D, 3.97% due 1/18/2028	10,474	10,471
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	18,102	18,195
[b]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	49,651	49,736
[b]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	66,734	67,162
[b,c]	Oscar U.S. Funding XIII LLC, Series 2021-2A Class A4, 1.27% due 9/11/2028	37,425	37,298
[b]	Prestige Auto Receivables Trust, Series 2021-1A Class D, 2.08% due 2/15/2028	48,465	48,236
[b]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	46,249	46,231
	Santander Drive Auto Receivables Trust,
	Series 2024-4 Class A3, 4.85% due 1/16/2029	32,811	32,850
	Series 2026-1 Class A2, 4.04% due 3/15/2029	49,000	48,969
[b]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	27,408	27,472
[b]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	26,390	26,593
			541,580
	Other Asset Backed — 5.5%
[b]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	38,579	38,623
[b]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	100,000	100,398
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	49,345
	Goodgreen Trust,
[b]	Series 2020-1A Class A, 2.63% due 4/15/2055	64,568	53,989
[b]	Series 2021-1A Class A, 2.66% due 10/15/2056	48,830	40,770
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	76,933	73,456
[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	83,881	68,795
[b]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	72,902	72,101
[b]	Marlette Funding Trust, Series 2021-3A Class D, 2.53% due 12/15/2031	24,149	24,122
	Mosaic Solar Loan Trust,
[b]	Series 2018-1A Class A, 4.01% due 6/22/2043	77,027	71,851
[b]	Series 2020-2A Class B, 2.21% due 8/20/2046	67,125	53,260
[b]	Oportun Funding Trust, Series 2025-1 Class A, 4.96% due 8/16/2032	3,347	3,348
	Pagaya AI Debt Grantor Trust,
[b]	Series 2024-5 Class C, 7.27% due 10/15/2031	47,880	47,914
[b]	Series 2026-2 Class A1, 4.522% due 4/15/2027	100,000	99,996
	Reach ABS Trust,
[b]	Series 2024-1A Class B, 6.29% due 2/18/2031	43,542	43,719
[b]	Series 2026-2A Class A, 4.34% due 2/15/2035	100,000	100,000
[b]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	48,652
[b]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	59,007	58,263
[b]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	51,510	52,197
			1,100,799
	Student Loan — 0.7%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.099% (TSFR1M + 1.51%) due 12/28/2048	64,074	64,399
[a]	SLM Student Loan Trust, Series 2012-1 Class A3, 4.677% (SOFR30A + 1.06%) due 9/25/2028	35,902	35,665
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.417% (TSFR1M + 1.81%) due 11/20/2061	50,000	49,280
			149,344
	Total Asset Backed Securities (Cost $1,794,882)		1,791,723

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 36.5%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[a]	American Honda Finance Corp., 4.258% (SOFR + 0.62%) due 12/11/2026	$38,000	$37,982
	Hyundai Capital America,
[b]	4.30% due 9/24/2027	25,000	24,940
[b]	5.15% due 3/27/2030	25,000	25,258
			88,180
	Banks — 0.7%
	Banks — 0.7%
	Bank of New York Mellon Corp.,
[a]	4.975% (SOFR + 1.09%) due 3/14/2030	25,000	25,301
[a,d]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	39,000	38,596
[a]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	25,000	25,636
[a]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	25,000	25,375
[a]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	25,000	25,484
			140,392
	Capital Goods — 0.7%
	Aerospace & Defense — 0.2%
[b]	BWX Technologies, Inc., 4.125% due 4/15/2029	25,000	24,216
[b]	TransDigm, Inc., 6.375% due 3/1/2029	25,000	25,496
	Machinery — 0.4%
[b]	Mueller Water Products, Inc., 4.00% due 6/15/2029	25,000	24,155
[c]	nVent Finance SARL, 2.75% due 11/15/2031	25,000	22,328
	Regal Rexnord Corp., 6.30% due 2/15/2030	25,000	26,079
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	25,000	25,864
			148,138
	Commercial & Professional Services — 1.0%
	Commercial Services & Supplies — 0.9%
[b]	Clean Harbors, Inc., 5.125% due 7/15/2029	50,000	49,746
	CoreCivic, Inc., 8.25% due 4/15/2029	25,000	26,033
	Equifax, Inc.,
	3.25% due 6/1/2026	31,000	31,000
	5.10% due 12/15/2027	25,000	25,223
	Global Payments, Inc., 4.50% due 11/15/2028	48,000	47,606
	Professional Services — 0.1%
[b]	Korn Ferry, 4.625% due 12/15/2027	25,000	24,827
			204,435
	Consumer Discretionary Distribution & Retail — 0.4%
	Specialty Retail — 0.4%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	50,000	49,187
	Genuine Parts Co., 4.95% due 8/15/2029	25,000	24,911
			74,098
	Consumer Durables & Apparel — 0.4%
	Leisure Products — 0.4%
	Mattel, Inc., 5.00% due 11/17/2030	19,000	18,952
	Polaris, Inc.,
	5.60% due 3/1/2031	38,000	37,903
	6.95% due 3/15/2029	25,000	26,121
			82,976
	Consumer Services — 0.7%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	50,000	50,398
	Hotels, Restaurants & Leisure — 0.1%
[b]	Papa John’s International, Inc., 3.875% due 9/15/2029	25,000	24,019

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation Infrastructure — 0.3%
[b,c]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	$60,000	$59,455
			133,872
	Consumer Staples Distribution & Retail — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	25,000	26,131
[b]	U.S. Foods, Inc., 4.75% due 2/15/2029	25,000	24,684
			50,815
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[b]	Cameron LNG LLC, 3.402% due 1/15/2038	45,000	39,053
[b]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	48,000	48,268
[b]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	10,000	10,425
[c]	Ecopetrol SA, 8.375% due 1/19/2036	20,000	20,488
[a,c]	Enbridge, Inc., Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	60,000	59,823
[c]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	25,000	26,465
	Energy Transfer LP,
	5.20% due 4/1/2030	27,000	27,531
	6.05% due 12/1/2026	23,000	23,170
[a,d]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	50,000	50,183
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	25,000	26,026
[c]	Petroleos Mexicanos, 7.69% due 1/23/2050	20,000	18,324
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	25,000	25,137
	Sunoco LP,
[b]	5.875% due 7/15/2027	25,000	25,014
[b]	7.25% due 5/1/2032	25,000	26,117
[b]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	35,986
			462,010
	Equity Real Estate Investment Trusts (REITs) — 1.3%
	Diversified REITs — 1.3%
	American Tower Corp., 4.90% due 3/15/2030	30,000	30,268
[b]	American Tower Trust, 3.652% due 3/15/2048	50,000	49,261
	Crown Castle, Inc.,
	4.90% due 9/1/2029	10,000	10,055
	5.80% due 3/1/2034	25,000	25,804
	Extra Space Storage LP,
	3.50% due 7/1/2026	25,000	24,982
	3.90% due 4/1/2029	33,000	32,388
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	20,000	19,265
[b]	SBA Tower Trust, 1.631% due 5/15/2051	70,000	69,128
			261,151
	Financial Services — 3.3%
	Capital Markets — 1.4%
	Brookfield Asset Management Ltd.,
[c]	4.832% due 4/15/2031	21,000	20,911
[c]	5.795% due 4/24/2035	16,000	16,356
	Hercules Capital, Inc., 3.375% due 1/20/2027	74,000	73,209
	LPL Holdings, Inc.,
[b]	4.00% due 3/15/2029	35,000	34,111
	5.15% due 6/15/2030	30,000	30,154
	Main Street Capital Corp.,
	5.40% due 8/15/2028	50,000	49,832
	6.50% due 6/4/2027	25,000	25,240
	TPG Operating Group II LP, 4.875% due 5/15/2031	29,000	28,692
	Consumer Finance — 0.4%
[a]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	25,000	25,262
	FirstCash, Inc.,
[b]	5.625% due 1/1/2030	25,000	24,943
[b]	6.875% due 3/1/2032	25,000	25,734
	Financial Services — 1.2%
[a]	Bank of America Corp., 5.162% (SOFR + 1.00%) due 1/24/2031	43,000	43,712

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Citigroup, Inc.,
[a]	3.785% (SOFR + 1.94%) due 3/17/2033	$33,000	$31,104
[a]	4.542% (SOFR + 1.34%) due 9/19/2030	26,000	25,892
[a]	JPMorgan Chase & Co., 5.14% (SOFR + 1.01%) due 1/24/2031	69,000	70,052
[a]	Morgan Stanley, 5.23% (SOFR + 1.11%) due 1/15/2031	43,000	43,639
[a]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	25,000	26,017
	Mortgage Real Estate Investment Trusts — 0.3%
	Lineage OP LP, 5.25% due 7/15/2030	18,000	18,066
[b]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	50,000	50,843
			663,769
	Food, Beverage & Tobacco — 1.2%
	Beverages — 0.4%
[c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	25,000	24,615
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	45,000	44,874
	4.60% due 5/15/2030	21,000	20,871
	Food Products — 0.6%
	Conagra Brands, Inc., 4.85% due 11/1/2028	29,000	29,053
	Flowers Foods, Inc., 5.75% due 3/15/2035	48,000	46,323
	Post Holdings, Inc.,
[b]	6.25% due 2/15/2032	25,000	25,405
[b]	6.50% due 3/15/2036	10,000	9,927
	Tobacco — 0.2%
	BAT Capital Corp.,
	4.625% due 3/22/2033	19,000	18,646
	7.75% due 10/19/2032	25,000	28,582
			248,296
	Health Care Equipment & Services — 1.7%
	Health Care Equipment & Supplies — 0.2%
[b]	Medline Borrower LP, 5.25% due 10/1/2029	10,000	9,985
[b]	VSP Optical Group, Inc., 5.45% due 12/1/2035	29,000	28,628
	Health Care Providers & Services — 1.5%
	Centene Corp., 3.00% due 10/15/2030	25,000	22,532
[b]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	50,000	49,053
[b]	Highmark, Inc., 5.75% due 5/15/2036	41,000	41,020
	Humana, Inc.,
	3.95% due 3/15/2027	25,000	24,957
	5.55% due 5/1/2035	16,000	16,007
	Laboratory Corp. of America Holdings,
	4.35% due 4/1/2030	25,000	24,708
	4.55% due 4/1/2032	25,000	24,633
	Tenet Healthcare Corp., 6.75% due 5/15/2031	25,000	25,747
	Universal Health Services, Inc., 4.625% due 10/15/2029	72,000	71,380
			338,650
	Insurance — 5.6%
	Insurance — 5.6%
[b]	American National Global Funding, 5.55% due 1/28/2030	75,000	76,075
	Aon North America, Inc., 5.45% due 3/1/2034	70,000	71,485
[b]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	38,000	38,249
	Brown & Brown, Inc., 4.70% due 6/23/2028	19,000	19,036
	CNA Financial Corp., 5.125% due 2/15/2034	71,000	70,368
	CNO Financial Group, Inc., 6.45% due 6/15/2034	35,000	36,510
[b]	Constellation Global Funding, 4.85% due 10/22/2030	48,000	46,980
[b,c]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	25,000	25,367
[b]	Equitable America Global Funding, 4.95% due 6/9/2030	35,000	35,065
[b]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	35,000	35,138
[c]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	25,000	25,726
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	65,000	66,507
	Globe Life, Inc., 5.85% due 9/15/2034	25,000	25,952
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	58,000	57,303

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	7.25% due 9/15/2028	$25,000	$26,263
[b,c]	Intact Financial Corp., 5.459% due 9/22/2032	25,000	25,632
[b]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	52,000	52,024
[b]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	25,000	25,464
[b]	NLG Global Funding, 5.40% due 1/23/2030	69,000	70,161
	Old Republic International Corp., 5.70% due 6/1/2036	30,000	30,140
[b]	Protective Life Corp., 4.70% due 1/15/2031	29,000	28,629
[c]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	25,000	25,658
[b]	RGA Global Funding, 2.70% due 1/18/2029	30,000	28,470
	RLI Corp., 5.375% due 6/1/2036	40,000	38,758
	Stewart Information Services Corp., 3.60% due 11/15/2031	25,000	22,343
	Unum Group, 5.25% due 12/15/2035	48,000	47,363
[b]	Western-Southern Global Funding, 4.90% due 5/1/2030	40,000	40,084
	Willis North America, Inc., 4.55% due 3/15/2031	38,000	37,450
			1,128,200
	Materials — 1.1%
	Containers & Packaging — 1.1%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	34,000	34,548
[c]	Amcor Group Finance plc, 5.45% due 5/23/2029	25,000	25,604
	AptarGroup, Inc., 4.75% due 3/30/2031	20,000	19,839
	Ball Corp., 2.875% due 8/15/2030	50,000	45,485
[b,c]	CCL Industries, Inc., 3.05% due 6/1/2030	25,000	23,448
[b]	Graphic Packaging International LLC, 3.50% due 3/1/2029	75,000	71,196
			220,120
	Media & Entertainment — 0.8%
	Media — 0.8%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	70,000	58,482
	Comcast Corp., 3.25% due 11/1/2039	40,000	30,895
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	31,000	30,647
	Sirius XM Radio LLC,
[b]	3.125% due 9/1/2026	25,000	24,874
[b]	5.50% due 7/1/2029	25,000	24,925
			169,823
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.6%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	89,000	88,219
	Illumina, Inc.,
	4.65% due 9/9/2026	25,000	24,998
	5.75% due 12/13/2027	16,000	16,272
	Life Sciences Tools & Services — 0.2%
	Augusta SpinCo Corp., 4.656% due 3/23/2031	35,000	34,777
			164,266
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Broadcom, Inc.,
[b]	3.187% due 11/15/2036	25,000	20,923
	4.15% due 11/15/2030	38,000	37,342
[b]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	45,635
			103,900
	Software & Services — 3.2%
	Information Technology Services — 1.1%
	Booz Allen Hamilton, Inc.,
[b]	3.875% due 9/1/2028	40,000	39,169
	5.95% due 4/15/2035	17,000	17,171
[c]	Genpact UK Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	49,000	48,107
[b]	Insight Enterprises, Inc., 6.625% due 5/15/2032	25,000	25,381
	Meta Platforms, Inc., 6.30% due 5/15/2056	30,000	30,243
[b]	Mobility Global, Inc., 6.05% due 6/15/2036	16,000	16,281
[b]	Science Applications International Corp., 4.875% due 4/1/2028	50,000	49,599

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Internet Software & Services — 0.4%
	Alphabet, Inc.,
	3.70% due 2/15/2029	$25,000	$24,665
	4.10% due 2/15/2031	24,000	23,678
	VeriSign, Inc., 5.25% due 6/1/2032	32,000	32,383
	Software — 1.7%
[b,c]	Constellation Software, Inc., 5.158% due 2/16/2029	25,000	25,112
[b]	Fair Isaac Corp., 4.00% due 6/15/2028	70,000	68,487
	Fidelity National Information Services, Inc., 4.55% due 3/10/2029	30,000	29,839
[b]	MSCI, Inc., 3.625% due 9/1/2030 - 11/1/2031	76,000	71,533
[b,c]	Open Text Corp., 3.875% due 2/15/2028 - 12/1/2029	50,000	47,221
	Oracle Corp., 5.25% due 2/3/2032	41,000	40,656
	SS&C Technologies, Inc.,
[b]	5.50% due 9/30/2027	25,000	25,001
[b]	6.50% due 6/1/2032	25,000	25,211
			639,737
	Technology Hardware & Equipment — 2.5%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	66,000	66,344
	Electronic Equipment, Instruments & Components — 1.6%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	25,000	23,852
	3.276% due 12/1/2028	34,000	32,596
[c]	Flex Ltd., 4.875% due 5/12/2030	38,000	37,891
[b]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	40,000	40,136
	Trimble, Inc., 4.90% due 6/15/2028	30,000	30,076
	Vontier Corp., 2.40% due 4/1/2028	25,000	23,989
[b]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	100,000	102,602
[b]	Zebra Technologies Corp., 6.50% due 6/1/2032	25,000	25,377
	Technology Hardware, Storage & Peripherals — 0.6%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	48,000	47,625
	NetApp, Inc., 5.50% due 3/17/2032	70,000	71,620
			502,108
	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
[b]	Crown Castle Towers LLC, 4.241% due 7/15/2048	65,000	64,456
	T-Mobile USA, Inc., 5.125% due 5/15/2032	70,000	70,973
			135,429
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.30% due 3/15/2027	25,000	25,159
			25,159
	Utilities — 6.8%
	Electric Utilities — 6.1%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	22,679
	Ameren Corp., 5.375% due 3/15/2035	26,000	26,322
	American Electric Power Co., Inc.,
	2.30% due 3/1/2030	50,000	45,984
[a]	3.875% (5-Yr. CMT + 2.68%) due 2/15/2062	15,000	14,815
[b]	Cleco Power LLC, 5.30% due 1/15/2036	29,000	28,707
	Connecticut Light & Power Co., 4.95% due 8/15/2034	48,000	47,798
	DTE Energy Co.,
	5.20% due 4/1/2030	20,000	20,333
	5.85% due 6/1/2034	30,000	31,450
	Duke Energy Corp.,
[a]	3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	50,000	49,144
	4.95% due 9/15/2035	50,000	49,069
[b,c]	Electricite de France SA, 6.95% due 1/26/2039	45,000	49,776
[a,c]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	55,000	55,032
[b]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	25,000	22,826
	Exelon Corp., 5.125% due 3/15/2031	74,000	75,243

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	$10,000	$9,958
	ITC Holdings Corp., 5.30% due 7/1/2043	25,000	23,086
[b]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	37,729
[b]	Liberty Utilities Co., 5.65% due 5/15/2036	31,000	31,097
[b]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	53,000	47,543
[b]	Monongahela Power Co., 3.55% due 5/15/2027	40,000	39,786
[b]	NorthWestern Corp., 5.073% due 3/21/2030	30,000	30,374
	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	32,000	32,673
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	70,000	70,405
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	25,000	25,120
[b]	PSEG Power LLC, 5.20% due 5/15/2030	44,000	44,627
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	25,000	21,954
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	32,000	32,290
	Puget Energy, Inc.,
	4.224% due 3/15/2032	25,000	24,003
	5.725% due 3/15/2035	26,000	26,205
	Southern Co., Series A, 3.70% due 4/30/2030	25,000	24,202
	Southwestern Public Service Co., 6.00% due 6/1/2054	25,000	25,256
	Tucson Electric Power Co., 5.20% due 9/15/2034	30,000	30,246
	Union Electric Co., 2.95% due 3/15/2030	25,000	23,646
	Virginia Electric & Power Co., 5.05% due 8/15/2034	48,000	48,135
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	25,000	25,416
	Gas Utilities — 0.7%
[b,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	73,000	72,168
[b]	Boston Gas Co., 3.757% due 3/16/2032	25,000	23,369
[b]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	23,000	22,796
[b]	KeySpan Gas East Corp., 5.994% due 3/6/2033	25,000	26,066
			1,357,328
	Total Corporate Bonds (Cost $7,316,141)		7,342,852
	Other Government — 0.8%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	100,000	64,300
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	46,000	26,296
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	74,925
	Total Other Government (Cost $152,792)		165,521
	U.S. Treasury Securities — 20.0%
	U.S. Treasury Inflation-Indexed Notes, 0.125%, 2/15/2051	540,130	288,589
	U.S. Treasury Notes,
	1.75%, 1/31/2029	43,000	40,524
	3.875%, 4/30/2031	15,000	14,828
	4.00%, 6/30/2032	20,000	19,761
	4.25%, 11/15/2034	155,000	153,668
	4.375%, 5/15/2036	213,000	211,935
	U.S. Treasury Strip Coupon,
	7.60%, 11/15/2041	1,120,000	515,316
	8.523%, 11/15/2044	1,050,000	404,388
	8.738%, 5/15/2045	5,670,000	2,121,296
	9.92%, 5/15/2050	175,000	50,456
	U.S. Treasury Strip Principal, 5.196%, 2/15/2056	835,000	190,217
	Total U.S. Treasury Securities (Cost $4,048,822)		4,010,978
	U.S. Government Agencies — 0.4%
[a,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	70,000	70,099
	Total U.S. Government Agencies (Cost $70,127)		70,099
	Mortgage Backed — 30.4%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-B Class A1, 1.698% due 5/25/2059	115,540	110,968
[a,b]	Series 2021-C Class A, 6.115% due 1/25/2061	26,871	26,893
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 3.881% due 12/25/2066	72,925	67,937
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2021-NQM1 Class A1, 0.941% due 2/25/2049	70,384	65,821

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-10 Class A4, 6.00% due 10/25/2055	$56,426	$56,696
[a,b]	Series 2024-10 Class A4A, 5.50% due 10/25/2055	56,426	56,396
[a,b]	CIM Trust, Whole Loan Securities Trust CMO, Series 2021-R3 Class A1A, 1.951% due 6/25/2057	42,283	39,536
[a,b]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-3 Class B2, 7.767% due 9/25/2068	100,000	100,303
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	31,113
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-IVR1 Class A3, 3.606% due 11/25/2043	68,838	63,929
[a,b]	Series 2022-ATH1 Class A1A, 3.87% due 1/25/2067	88,136	85,691
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	94,855	94,560
[a]	Federal Home Loan Mtg Corp., Pool 841733, 2.085% (2.19% - SOFR30A) due 6/1/2052	93,782	89,670
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4165 Class BE, 1.50% due 2/15/2028	14,811	14,579
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	90,564
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0094, 5.00% due 2/1/2056	28,311	27,864
	Pool SD2278, 3.00% due 8/1/2052	102,814	90,084
	Pool SD2601, 2.50% due 2/1/2053	169,188	142,529
	Pool SD8194, 2.50% due 2/1/2052	230,232	193,894
	Pool SD8218, 2.00% due 6/1/2052	109,769	88,382
	Pool SD8225, 3.00% due 7/1/2052	421,143	368,898
	Pool SD8533, 5.50% due 5/1/2055	177,468	178,317
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	78,237	76,491
	Pool BL2763, 3.99% due 6/1/2049	89,159	79,550
	Pool BS6056, 3.85% due 8/1/2032	43,000	41,338
	Pool BS7738, 4.20% due 3/1/2033	17,000	16,627
	Federal National Mtg Assoc., CMO REMIC,
	Series 2010-155 Class D, 4.00% due 1/25/2031	32,993	32,645
	Series 2017-46 Class LB, 3.50% due 12/25/2052	22,203	21,997
	Series 2019-6 Class GJ, 3.00% due 2/25/2049	35,942	34,918
	Series 2026-36 Class AC, 4.75% due 8/25/2053	73,123	72,550
	Series 2026-7 Class CD, 4.00% due 4/25/2053	48,360	46,836
	Federal National Mtg Assoc., UMBS Collateral,
	Pool FS4713, 2.50% due 5/1/2053	105,456	88,856
	Pool FS8579, 2.00% due 8/1/2042	235,581	204,973
	Pool FS9660, 5.50% due 10/1/2054	154,704	155,789
	Pool FS9716, 2.00% due 8/1/2042	196,298	170,793
	Pool MA5107, 5.50% due 8/1/2053	162,734	164,065
	Pool MA5611, 4.00% due 2/1/2055	248,576	232,908
	Pool MA5671, 4.50% due 4/1/2055	249,798	239,792
	Pool MA5972, 5.50% due 2/1/2056	28,852	28,992
	Pool MA5982, 5.00% due 2/1/2046	47,896	47,785
	Pool MA6060, 4.50% due 5/1/2041	100,133	99,076
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A1, 3.247% due 1/25/2060	68,378	67,125
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	56,754	53,326
	Government National Mtg Assoc., Pool MA7706, 3.00% due 11/20/2051	331,927	295,473
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	26,933	20,700
	Series 2021-75 Class AC, 1.60% due 4/16/2062	34,490	26,259
	Government National Mtg Assoc., CMO,
[a]	Series 2016-H01 Class FA, 4.675% (TSFR1M + 1.01%) due 1/20/2066	20,221	20,323
	Series 2020-15 Class DL, 3.00% due 9/20/2049	28,396	27,144
	Series 2021-27 Class ED, 1.00% due 2/20/2051	56,668	43,519
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-PJ4 Class A16, 6.50% due 1/25/2054	67,965	68,522
[a,b]	Series 2025-PJ5 Class A5, 5.50% due 10/25/2055	57,737	57,879
[a,b]	Series 2025-PJ7 Class A5, 5.50% due 12/25/2055	55,634	55,770
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	53,375	53,316
[a,b]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	50,366	50,282
[a,b]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	50,366	50,300
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-6 Class A4, 6.00% due 12/26/2053	62,853	63,127
[a,b]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	54,074	54,055

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A1, 2.479% due 3/25/2065	$24,224	$23,429
[a,b]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	46,589	46,941
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-1A Class A1, 4.00% due 2/25/2057	63,054	61,759
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	31,410
[a,b]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	73,926	70,355
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	38,720	38,666
[a,b]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	542,081	541,436
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	64,726	65,256
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-4 Class A19, 6.00% due 5/25/2054	92,907	93,507
[a,b]	Series 2025-10 Class A2, 5.00% due 11/25/2055	79,041	77,269
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.142% (TSFR1M + 1.51%) due 5/15/2038	50,000	49,961
[a,b]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2015-1 Class A5, 4.496% due 10/25/2053	8,538	8,523
[a,b]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R2 Class A3, 1.227% due 2/25/2064	50,376	47,089
	Total Mortgage Backed (Cost $6,068,421)		6,103,326
	Short-Term Investments — 2.4%
[e]	Thornburg Capital Management Fund	49,400	494,003
	Total Short-Term Investments (Cost $494,003)		494,003
	Total Investments — 99.7% (Cost $20,003,911)		$20,036,853
	Other Assets Less Liabilities — 0.3%		55,943
	Net Assets — 100.0%		$20,092,796

Outstanding Futures Contracts At May 31, 2026
Contract Description	Contract Amount	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long contracts
U.S. Treasury 10 Year Note Futures	2	9/21/2026	$200,000	$344

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on May 31, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the aggregate value of these securities in the Fund’s portfolio was
$7,077,340, representing 35.22% of the Fund’s net assets.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
AUD	Denominated in Australian Dollar
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GBP	Denominated in Pound Sterling
Mtg	Mortgage
NZD	Denominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF
May 31, 2026 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
Futures contracts are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 5/31/26	Dividend Income
Thornburg Capital Mgmt. Fund	$267,662	$6,534,285	$(6,307,944)	$-	$-	$494,003	$11,248